Note 14 - Fair Value Measurements: Fair Value, Assets Measured on Recurring Basis (Tables)	6 Months Ended
Feb. 28, 2015
Tables/Schedules
Fair Value, Assets Measured on Recurring Basis

		Fair Value Measurements Using
Description	Total Fair Value at February 28, 2015	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Derivative liability	$1,562,718	$-	$1,562,718	-

Fair Value Measurements Using
Description	Total Fair Value at August 31, 2014	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Derivative liability	$-	$-	$-	-